LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2013
LAND USE RIGHTS, NET
Land Use Rights, Net
	As of December 31,
	2012	2013
	RMB	RMB

Land use rights	30,287	30,287
Less: accumulated amortization	(4,238)	(4,846)

Land use rights, net	26,049	25,441